Total Invested Assets and Related Net Investment Income	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Total Invested Assets and Related Net Investment Income

5. Total Invested Assets and Related Net Investment Income
5.A Fair Value of Invested Assets
5.A.i Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$13,527	$13,527	$9,575	$9,575
Debt securities - fair value through profit or loss	77,834	77,834	67,894	67,894
Debt securities - available-for-sale(1)	11,255	11,255	13,712	13,712
Equity securities - fair value through profit or loss	6,369	6,369	4,474	4,474
Equity securities - available-for-sale	262	262	313	313
Mortgages and loans(1)	49,946	56,231	48,222	52,028
Derivative assets	2,160	2,160	1,548	1,548
Other invested assets - fair value through profit or loss(2)	3,339	3,339	3,016	3,016
Other invested assets - available-for-sale(2)	828	828	813	813
Policy loans	3,265	3,265	3,218	3,218
Total financial assets(3)	$168,785	$175,070	$152,785	$156,591

(1)    As at December 31, 2020, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $11,159 of Debt securities - AFS ($13,602 as at December 31, 2019), $51,480 of Mortgages and loans supporting insurance contract liabilities ($47,398 as at December 31, 2019), and $4,741 of Mortgages and loans not supporting insurance contract liabilities ($4,315 as at December 31, 2019).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $177,912 ($161,619 as at December 31, 2019) includes Total financial assets in this table, Investment properties of $7,516 ($7,306 as at December 31, 2019), and Other invested assets - non-financial assets of $1,611 ($1,528 as at December 31, 2019).

Our mortgages and loans are generally carried at amortized cost. The fair value of mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.ii. As at December 31, 2020, $43,904 and $12,327 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note ($41,858 and $10,170, respectively, as at December 31, 2019).

Other financial liabilities are carried at amortized cost. The fair value of Other financial liabilities, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.ii. As at December 31, 2020, carrying value of $1,136 and fair value of $1,233 are categorized in Level 3 of the fair value hierarchy described in this Note ($956 and $972, respectively, as at December 31, 2019). Effective December 31, 2020, we have updated our disclosures to reflect this classification and have excluded these items from 5.A.iii Fair Value Hierarchy disclosures.

Derivative liabilities with a fair value of $1,744 ($2,040 as at December 31, 2019) are also included on the Consolidated Statements of Financial Position.

Policy loans are carried at their unpaid principal balances. The fair value of policy loans, for disclosure purposes, is approximated by their carrying value, as policy loans are fully secured by policy values on which the loans are made and are categorized in Level 2 of the fair value hierarchy.
5.A.ii Fair Value Methodologies and Assumptions
The fair value of government and corporate debt securities is determined using quoted prices in active markets for identical or similar securities. When quoted prices in active markets are not available, fair value is determined using market standard valuation methodologies, which include discounted cash flow analysis, consensus pricing from various broker dealers that are typically the market makers, or other similar techniques. The assumptions and valuation inputs in applying these market standard valuation methodologies are determined primarily using observable market inputs, which include, but are not limited to, benchmark yields, reported trades of identical or similar instruments, broker-dealer quotes, issuer spreads, bid prices, and reference data including market research publications. In limited circumstances, non-binding broker quotes are used.

The fair value of asset-backed securities is determined using quoted prices in active markets for identical or similar securities, when available, or valuation methodologies and valuation inputs similar to those used for government and corporate debt securities. Additional valuation inputs include structural characteristics of the securities, and the underlying collateral performance, such as prepayment speeds and delinquencies. Expected prepayment speeds are based primarily on those previously experienced in the market at projected future interest rate levels. In instances where there is a lack of sufficient observable market data to value the securities, non-binding broker quotes are used.

The fair value of equity securities is determined using quoted prices in active markets for identical securities or similar securities. When quoted prices in active markets are not available, fair value is determined using equity valuation models, which include discounted cash flow analysis and other techniques that involve benchmark comparison. Valuation inputs primarily include projected future operating cash flows and earnings, dividends, market discount rates, and earnings multiples of comparable companies.
The fair value of mortgages and loans is determined by discounting the expected future cash flows using a current market interest rate applicable to financial instruments with a similar yield, credit quality, and maturity characteristics. Valuation inputs typically include benchmark yields and risk-adjusted spreads from current lending activities or loan issuances. The risk-adjusted spreads are determined based on the borrower’s credit and liquidity, as well as term and other loan-specific features. Long-term mortgages and loans are generally categorized in Level 3 of the fair value hierarchy. The significant unobservable input is a portion of these risk-adjusted spreads at or beyond the 20-year point for mortgages and at or beyond the 10-year point for loans.

The fair value of other financial liabilities is determined by using the discounted cash flow methodology at the incremental borrowing rate or the effective interest rate. Other financial liabilities categorized as Level 3 represent the present value of the estimated price we would pay to acquire any remaining outstanding shares upon exercise of a put option and any mandatory income distributions. The fair value of the liabilities is based on the average earnings before income tax, depreciation and amortization ("EBITDA") for the preceding years before the options’ exercise dates and EBITDA multiples in accordance with the put agreements as well as the expected amount of any mandatory income distributions. A change in EBITDA would impact the fair value of other financial liabilities and our net income (loss).

The fair value of derivative financial instruments depends upon derivative types. The fair value of exchange-traded futures and options is determined using quoted prices in active markets, while the fair value of over-the-counter ("OTC") derivatives is determined using pricing models, such as discounted cash flow analysis or other market standard valuation techniques, with primarily observable market inputs. Valuation inputs used to price OTC derivatives may include swap interest rate curves, foreign exchange spot and forward rates, index prices, the value of underlying securities, projected dividends, volatility surfaces, and in limited circumstances, counterparty quotes. The fair value of OTC derivative financial instruments also includes credit valuation adjustments to reflect the credit risk of both the derivative counterparty and ourselves as well as the impact of contractual factors designed to reduce our credit exposure, such as collateral and legal rights of offset under master netting agreements. Inputs into determining the appropriate credit valuation adjustments are typically obtained from publicly available information and include credit default swap spreads when available, credit spreads derived from specific bond yields, or published cumulative default experience data adjusted for current trends when credit default swap spreads are not available.

The fair value of other invested assets is determined using quoted prices in active markets for identical securities or similar securities. When quoted prices in active markets are not available, fair value is determined using equity valuation models, which include discounted cash flow analysis and other techniques that involve benchmark comparison. Valuation inputs primarily include projected future operating cash flows and earnings, dividends, market discount rates, and earnings multiples of comparable companies.

The fair value of investment properties is generally determined using property valuation models that are based on expected capitalization rates and models that discount expected future net cash flows at current market interest rates reflective of the characteristics, location, and market of each property. Expected future net cash flows include contractual and projected cash flows and forecasted operating expenses, and take into account interest, rental, and occupancy rates derived from market surveys. The estimates of future cash inflows in addition to expected rental income from current leases, include projected income from future leases based on significant assumptions that are consistent with current market conditions. The future rental rates are estimated based on the location, type, and quality of the properties, and take into account market data and projections at the valuation date. The fair values are typically compared to market-based information for reasonability, including recent transactions involving comparable assets. The methodologies and inputs used in these models are in accordance with real estate industry valuation standards. Valuations are prepared externally or internally by professionally accredited real estate appraisers.

The fair value of short-term securities is approximated by their carrying amount, adjusted for credit risk where appropriate.

The fair value of investments for account of segregated fund holders is determined using quoted prices in active markets or independent valuation information provided by investment managers. The fair value of direct investments within investments for account of segregated fund holders, such as short-term securities and government and corporate debt securities, is determined according to valuation methodologies and inputs described above in the respective asset type sections.

The methodologies and assumptions for determining the fair values of investment contract liabilities are included in Note 10.B.
5.A.iii Fair Value Hierarchy
We categorize our assets and liabilities carried at fair value, based on the priority of the inputs to the valuation techniques used to measure fair value, into a three-level fair value hierarchy as follows:

Level 1: Fair value is based on the unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities classified as Level 1 generally include cash and cash equivalents, certain U.S. government and agency securities, exchange-traded equity securities, and certain segregated and mutual fund units held for account of segregated fund holders.

Level 2: Fair value is based on quoted prices for similar assets or liabilities traded in active markets, or prices from valuation techniques that use significant observable inputs, or inputs that are derived principally from or corroborated with observable market data through correlation or other means. The types of assets and liabilities classified as Level 2 generally include Canadian federal, provincial and municipal government, other foreign government and corporate debt securities, certain asset-backed securities, OTC derivatives, and certain segregated and mutual fund units held for account of segregated fund holders.

Level 3: Fair value is based on valuation techniques that require one or more significant inputs that are not based on observable market inputs. These unobservable inputs reflect our expectations about the assumptions market participants would use in pricing the asset or liability. The types of assets and liabilities classified as Level 3 generally include certain corporate bonds, certain other invested assets and investment properties.
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$12,428	$1,099	$—	$13,527	$9,044	$531	$—	$9,575
Debt securities - fair value through profit or loss	1,537	76,072	225	77,834	1,641	66,005	248	67,894
Debt securities - available-for-sale	796	10,392	67	11,255	1,363	12,299	50	13,712
Equity securities - fair value through profit or loss	3,777	2,411	181	6,369	1,868	2,418	188	4,474
Equity securities - available-for-sale	144	71	47	262	152	126	35	313
Derivative assets	36	2,124	—	2,160	20	1,528	—	1,548
Other invested assets	1,094	428	2,645	4,167	1,000	384	2,445	3,829
Investment properties	—	—	7,516	7,516	—	—	7,306	7,306
Total invested assets measured at fair value	$19,812	$92,597	$10,681	$123,090	$15,088	$83,291	$10,272	$108,651
Investments for account of segregated fund holders	26,832	98,539	550	125,921	26,380	90,044	549	116,973
Total assets measured at fair value	$46,644	$191,136	$11,231	$249,011	$41,468	$173,335	$10,821	$225,624
Liabilities
Investment contract liabilities	$—	$—	$2	$2	$—	$—	$2	$2
Derivative liabilities	13	1,731	—	1,744	14	2,026	—	2,040
Total liabilities measured at fair value	$13	$1,731	$2	$1,746	$14	$2,026	$2	$2,042

Debt securities - fair value through profit or loss consist of the following:

As at	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$4,546	$14	$4,560	$—	$3,875	$15	$3,890
Canadian provincial and municipal government	—	16,909	—	16,909	—	13,811	15	13,826
U.S. government and agency	1,537	141	—	1,678	1,641	106	1	1,748
Other foreign government	—	5,274	7	5,281	—	5,172	9	5,181
Corporate	—	42,507	157	42,664	—	37,508	173	37,681
Asset-backed securities:
Commercial mortgage-backed securities	—	2,199	6	2,205	—	1,753	6	1,759
Residential mortgage-backed securities	—	2,459	—	2,459	—	2,176	—	2,176
Collateralized debt obligations	—	389	—	389	—	157	—	157
Other	—	1,648	41	1,689	—	1,447	29	1,476
Total debt securities - fair value through profit or loss	$1,537	$76,072	$225	$77,834	$1,641	$66,005	$248	$67,894

Debt securities - available-for-sale consist of the following:

As at	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$1,929	$—	$1,929	$—	$2,556	$—	$2,556
Canadian provincial and municipal government	—	1,333	—	1,333	—	1,139	—	1,139
U.S. government and agency	796	1	—	797	1,363	—	—	1,363
Other foreign government	—	822	1	823	—	735	1	736
Corporate	—	4,258	52	4,310	—	5,039	45	5,084
Asset-backed securities:
Commercial mortgage-backed securities	—	750	2	752	—	777	—	777
Residential mortgage-backed securities	—	292	—	292	—	362	—	362
Collateralized debt obligations	—	531	—	531	—	730	—	730
Other	—	476	12	488	—	961	4	965
Total debt securities - available-for-sale	$796	$10,392	$67	$11,255	$1,363	$12,299	$50	$13,712

During 2020 and 2019, we did not have any significant transfers between Level 1 and Level 2.
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities -available-for-sale	Other invested assets	Investmentproperties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2020
Beginning balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Included in net income(1)(2)(3)	11	—	—	—	(87)	(63)	(139)	(22)	(161)
Included in OCI(2)	—	2	—	—	19	—	21	—	21
Purchases	67	15	11	46	594	620	1,353	30	1,383
Sales / Payments	(10)	—	(2)	(33)	(304)	(325)	(674)	(14)	(688)
Settlements	(9)	(2)	(15)	—	—	—	(26)	(1)	(27)
Transfers into Level 3(4)	3	2	—	—	—	—	5	1	6
Transfers (out) of Level 3(4)	(88)	(1)	—	—	—	—	(89)	(1)	(90)
Foreign currency translation(5)	3	1	(1)	(1)	(22)	(22)	(42)	8	(34)
Ending balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$2	$—	$—	$—	$(68)	$13	$(53)	$(23)	$(76)
December 31, 2019
Beginning balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648
Acquisitions	—	—	—	—	13	—	13	—	13
Included in net income(1)(2)(3)	28	—	(2)	(23)	(80)	238	161	45	206
Included in OCI(2)	—	4	—	2	13	—	19	—	19
Purchases	85	35	5	22	521	689	1,357	152	1,509
Sales / Payments	(49)	—	(9)	—	(122)	(701)	(881)	(59)	(940)
Settlements	(40)	—	—	—	—	—	(40)	(1)	(41)
Transfers into Level 3(4)	15	—	—	—	—	—	15	—	15
Transfers (out) of Level 3(4)(6)	(159)	(31)	(4)	—	(110)	—	(304)	(1,178)	(1,482)
Foreign currency translation(5)	(5)	(1)	(4)	(2)	(31)	(77)	(120)	(6)	(126)
Ending balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$4	$—	$(3)	$—	$(78)	$272	$195	$25	$220

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $19 ($305 in 2019), net of amortization of leasing commissions and tenant inducements of $82 ($67 in 2019). As at December 31, 2020, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(6)    An update of certain specific criteria used to determine the leveling classification of the financial instruments was made in 2019 to align with industry practice. This resulted in transfers out of Level 3, including $1,178 for Investments for account of segregated fund holders as well as $110 for Other invested assets, and transferred into Level 2 based on the availability of observable inputs and other criteria.
Unobservable Inputs and Sensitivity for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Debt securities and Other invested assets.

The fair value of Investment properties is determined by using the discounted cash flow methodology as described in Note 5.A.ii. The key unobservable inputs used in the valuation of investment properties as at December 31, 2020 include the following:
•Estimated rental value: The estimated rental value is based on contractual rent and other local market lease transactions, net of reimbursable operating expenses. An increase (decrease) in the estimated rental value would result in a higher (lower) fair value. The estimated rental value varies depending on the property types, which include retail, office, and industrial properties. The estimated rental value (in dollars, per square foot, per annum) ranges from $12.00 to $76.00 for retail and office properties and from $3.00 to $21.50 for industrial properties.
•Rental growth rate: The rental growth rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the rental growth rate would result in a higher (lower) fair value. The rental growth rate (per annum) ranges from 0.00% to 3.00%, however the one- to two-year short-term rent curve is either below or above this range for select properties.
•Long-term vacancy rate: The long-term vacancy rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the long-term vacancy rate would result in a lower (higher) fair value. The long-term vacancy rate ranges from 2.00% to 10.00%.
•Discount rate: The discount rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the next 10 years. An increase (decrease) in the discount rate would result in a lower (higher) fair value. The discount rate ranges from 4.00% to 10.25%.
•Terminal capitalization rate: The terminal capitalization rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the remainder of its life after the 10-year period. An increase (decrease) in the terminal capitalization rate would result in a lower (higher) fair value. The terminal capitalization rate ranges from 4.25% to 8.75%.

Changes in the estimated rental value are positively correlated with changes in the rental growth rate. Changes in the estimated rental value are negatively correlated with changes in the long-term vacancy rate, the discount rate, and the terminal capitalization rate.

Our Debt securities categorized in Level 3, which are included in Debt securities - FVTPL and Debt securities - AFS in the Level 3 roll forward table, consist primarily of corporate bonds. The fair value of these corporate bonds is generally determined using broker quotes that cannot be corroborated with observable market transactions. Significant unobservable inputs for these corporate bonds would include issuer spreads, which are comprised of credit, liquidity, and other security-specific features of the bonds. An increase (decrease) in these issuer spreads would result in a lower (higher) fair value. Due to the unobservable nature of these broker quotes, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 corporate bonds. The majority of our debt securities categorized in Level 3 are FVTPL assets supporting insurance contract liabilities. Changes in the fair value of these assets supporting insurance contract liabilities are largely offset by changes in the corresponding insurance contract liabilities under CALM. As a result, though using reasonably possible alternative assumptions may have an impact on the fair value of the Level 3 debt securities, it would not have a significant impact on our Consolidated Financial Statements.

The Other invested assets categorized in Level 3, which are included in Other invested assets - FVTPL and Other invested assets - AFS in the Level 3 roll forward table, consists primarily of limited partnership investments. The fair value of our limited partnership investments is based on net asset value ("NAV") provided by management of the limited partnership investments. Based on the unobservable nature of these NAVs, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 limited partnership investments.
Valuation Process for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Debt securities and limited partnership investments included in Other invested assets. Our valuation processes for these assets are as follows:

The fair value of investment properties are based on the results of appraisals performed annually and reviewed quarterly for material changes. The valuation methodology used to determine the fair value is in accordance with the standards of the Appraisal Institute of Canada, the U.S., and the UK. Investment properties are appraised externally at least once every three years. Investment properties not appraised externally in a given year are reviewed by qualified appraisers. A management committee, including investment professionals, reviews the fair value of investment properties for overall reasonability.

The fair value of Debt securities is generally obtained by external pricing services. We obtain an understanding of inputs and valuation methods used by external pricing services. When fair value cannot be obtained from external pricing services, broker quotes, or internal models subject to detailed review and validation processes are used. The fair value of debt securities is subject to price validation and review procedures to ensure overall reasonability.

The fair value of limited partnership investments, included in Other invested assets, is based on NAV. The financial statements used in calculating the NAV are generally audited annually. We review the NAV of the limited partnership investments and perform analytical and other procedures to ensure the fair value is reasonable.
5.B Interest and Other Investment Income
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2020	2019
Interest income:
Cash, cash equivalents and short-term securities	$71	$164
Debt securities - fair value through profit or loss	2,485	2,395
Debt securities - available-for-sale	317	411
Mortgages and loans	2,189	2,208
Derivative investments	46	30
Policy loans	188	188
Total interest income	5,296	5,396
Equity securities - dividends on fair value through profit or loss	165	137
Equity securities - dividends on available-for-sale	4	8
Investment properties rental income(1)	551	575
Investment properties expenses	(243)	(252)
Other income	(154)	196
Investment expenses and taxes	(212)	(205)
Total interest and other investment income	$5,407	$5,855

(1) Includes operating lease rental income from investment properties.
5.C Fair Value and Foreign Currency Changes on Assets and Liabilities
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2020	2019
Fair value change:
Cash, cash equivalents and short-term securities	$(10)	$(2)
Debt securities	5,209	5,686
Equity securities	357	629
Derivative investments	1,306	772
Other invested assets	(3)	77
Total change in fair value through profit or loss assets and liabilities	6,859	7,162
Fair value changes on investment properties	19	305
Foreign exchange gains (losses)(1)	(18)	(349)
Fair value and foreign currency changes on assets and liabilities	$6,860	$7,118

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
5.D Cash, Cash Equivalents and Short-Term Securities
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2020	2019
Cash	$2,498	$1,656
Cash equivalents	8,156	5,059
Short-term securities	2,873	2,860
Cash, cash equivalents and short-term securities	13,527	9,575
Less: Bank overdraft, recorded in Other liabilities	6	30
Net cash, cash equivalents and short-term securities	$13,521	$9,545
5.E Derivative Financial Instruments and Hedging Activities
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2020		2019
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$1,409	$(340)	$1,198	$(517)
Foreign exchange contracts	659	(1,382)	242	(1,516)
Other contracts	92	(22)	108	(7)
Total derivatives	$2,160	$(1,744)	$1,548	$(2,040)

The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2020			2019
	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments(1)	$61,680	$2,140	$(1,722)	$60,707	$1,517	$(1,831)
Fair value hedges	278	5	(2)	616	—	(208)
Cash flow hedges	834	15	(20)	808	31	(1)
Total derivatives	$62,792	$2,160	$(1,744)	$62,131	$1,548	$(2,040)

(1)    Derivative investments are derivatives that have not been designated as hedges for accounting purposes.

We did not have any net investment hedges in 2020 or 2019.

Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2020	2019
Fair value hedging ineffectiveness:
Gains (losses) on the hedged items attributable to the hedged risk	$(209)	$71
Gains (losses) on the hedging derivatives	207	(64)
Net ineffectiveness on fair value hedges	$(2)	$7

For cash flow hedges, we had hedge ineffectiveness of $1 in 2020 ($1 in 2019). We expect to reclassify a gain of $6 from accumulated OCI to net income within the next 12 months that relates to cash flow hedges of anticipated award payments under certain share-based payment plans that are expected to occur in 2021, 2022 and 2023 and cash flow hedges which hedge against foreign exchange exposure. The reclassification of accumulated OCI to income relating to these foreign currency forwards occurs upon disposal or impairment of the foreign operation.
5.F Transfers of Financial Assets
We enter into transactions, including mortgage securitization, repurchase agreements and securities lending, where we transfer financial assets while retaining the risks and rewards of ownership of the assets. These transferred financial assets are not derecognized and remain on our Consolidated Statements of Financial Position. The carrying value of the transferred assets and the associated liabilities are described in the sections below.
5.F.i Mortgage Securitization
We securitize certain insured fixed-rate commercial mortgages through the creation of mortgage-backed securities under the National Housing Act Mortgage-Backed Securities ("NHA MBS") Program sponsored by the Canada Mortgage and Housing Corporation ("CMHC"). The NHA MBS are then sold to Canada Housing Trust, a government-sponsored security trust that issues securities to third-party investors under the Canadian Mortgage Bond ("CMB") program. The securitization of these assets does not qualify for derecognition as we have not transferred substantially all of the risks and rewards of ownership. Specifically, we continue to be exposed to pre-payment and interest rate risk associated with these assets. There are no expected credit losses on the securitized mortgages, as the mortgages were already insured by the CMHC prior to securitization. These assets continue to be recognized as Mortgages and loans in our Consolidated Statements of Financial Position. Proceeds from securitization transactions are recognized as secured borrowings and included in Other liabilities in our Consolidated Statements of Financial Position.

Receipts of principal on the securitized mortgages are deposited into a principal reinvestment account ("PRA") to meet our repayment obligation upon maturity under the CMB program. The assets in the PRA are typically comprised of cash and cash equivalents and certain asset-backed securities. We are exposed to reinvestment risk due to the amortizing nature of the securitized mortgages relative to our repayment obligation for the full principal amount due at maturity. We mitigate this reinvestment risk using interest rate swaps.

The carrying value and fair value of the securitized mortgages as at December 31, 2020 are $1,781 and $1,873, respectively ($1,587 and $1,592, respectively, as at December 31, 2019). The carrying value and fair value of the associated liabilities as at December 31, 2020 are $1,912 and $2,032, respectively ($1,715 and $1,734, respectively, as at December 31, 2019). The carrying value of asset-backed securities in the PRA as at December 31, 2020 is $145 ($124 as at December 31, 2019). There are no cash and cash equivalents in the PRA as at December 31, 2020 and 2019.

The fair value of the secured borrowings from mortgage securitization is based on the methodologies and assumptions for asset-backed securities described in Note 5.A.ii. The fair value of these liabilities is categorized in Level 2 of the fair value hierarchy as at December 31, 2020 and 2019.
5.F.ii Repurchase Agreements
We enter into repurchase agreements for operational funding and liquidity purposes. Repurchase agreements have maturities ranging from 7 to 365 days, averaging 86 days, and bear interest at an average rate of 0.37% as at December 31, 2020 (1.81% as at December 31, 2019). The carrying values of the transferred assets and the obligations related to their repurchase, which approximate their fair values, are $2,208 as at December 31, 2020 ($1,850 as at December 31, 2019). These liabilities are categorized in Level 2 of the fair value hierarchy. Collateral primarily consists of cash and cash equivalents as well as government guaranteed securities. Details on the collateral pledged are included in Note 6.A.ii.
5.F.iii Securities Lending
The Company engages in securities lending to generate additional income. Certain securities from its portfolio are lent to other institutions for short periods. Collateral exceeding the fair value of the securities lent is deposited by the borrower with a lending agent, usually a securities custodian, and maintained by the lending agent until the underlying security has been returned to us. The fair value of the securities lent is monitored on a daily basis with additional collateral obtained or refunded as the fair values fluctuate. Collateral primarily consists of Canadian federal and provincial government securities and cash and cash equivalents. Certain arrangements allow us to invest the cash collateral received for the securities lent. The carrying values of the securities lent approximate their fair values. The carrying values of the securities lent and the related collateral held are $1,974 and $2,063, respectively, as at December 31, 2020 ($2,006 and $2,128, respectively, as at December 31, 2019). Of the collateral held, we held cash collateral of $306 as at December 31, 2020 ($nil as at December 31, 2019), which is recognized on our Consolidated Statements of Financial Position.